Related Parties Transactions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) pence	Dec. 31, 2023 USD ($)	Jun. 06, 2024 pence
Related party transactions [Line Items]
Key management personnel compensation	$ 6,576	$ 8,161	$ 10,772
Remuneration expense	673	670	475
Share-based compensation expense for non-executive directors	574	501	373
Trade and other payables	23,185	27,020
Research and development expenses	56,567	69,454	96,235
General and administrative expenses	46,618	71,469	53,295
Finance income	13,048	$ 22,669	16,012
Common
Related party transactions [Line Items]
Fixed price | pence		767,533		250
Related parties
Related party transactions [Line Items]
Key management personnel compensation	1,613	$ 1,509
Trade and other payables	210
Research and development expenses	58
General and administrative expenses	$ 46	34	46
Related parties | Gelesis
Related party transactions [Line Items]
Interest income on sublease receivable			23
Directors and Senior Managers | Convertible notes
Related party transactions [Line Items]
Payables to related parties		0
Finance income		108
Directors and Senior Managers | Common
Related party transactions [Line Items]
Number of shares held (in shares) | shares	7,522,370
Percent voting rights of the company	3.10%
Additional number of shares authorized to purchase (in shares) | shares	422,221
Senior Managers | Common | Performance-based RSUs
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares) | shares	2,535,651
Senior Managers | Common | Time-based RSUs
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares) | shares	2,180,815
Award vesting period	3 years
Nonexecutive Directors | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares) | shares	469,720
Associates
Related party transactions [Line Items]
Receivables due from related parties	$ 7	$ 408
Associates | Gelesis
Related party transactions [Line Items]
Sublease receivable			$ 0